Unaudited Interim Condensed Consolidated Balance Sheets - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Cash and cash equivalents	$ 383,241	$ 509,798
Trade and other receivables	54,529	58,422
Other current financial assets	556	430
Current income tax recoverable	19,425	5,952
Prepaid expenses and other current assets	256,313	257,456
Total current assets	714,064	832,058
Satellites, property and other equipment	3,067,722	2,716,708
Deferred tax assets	5,365	4,231
Other long-term financial assets	18,513	18,283
Long-term income tax recoverable	2,815	6,993
Other long-term assets	324,562	368,657
Intangible assets	428,877	442,278
Goodwill	2,198,887	2,214,575
Total assets	6,760,805	6,603,783
LIABILITIES
Trade and other payables	50,176	57,447
Other current financial liabilities	1,344,570	857,637
Income taxes payable	117	2,772
Other current liabilities	54,656	58,431
Current indebtedness	2,742,738	2,341,145
Total current liabilities	4,192,257	3,317,432
Long-term indebtedness	1,051,429	1,152,462
Deferred tax liabilities	68,643	91,991
Other long-term financial liabilities	9,533	10,091
Other long-term liabilities	254,120	262,211
Total liabilities	5,575,982	4,834,187
SHAREHOLDERS’ EQUITY
Share capital	87,186	69,997
Accumulated earnings	118,935	330,814
Reserves	170,483	130,009
Total Telesat Corporation shareholders’ equity	376,604	530,820
Non-controlling interest	808,219	1,238,776
Total shareholders’ equity	1,184,823	1,769,596
Total liabilities and shareholders’ equity	$ 6,760,805	$ 6,603,783